Provisions for pensions and similar obligations (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Similar Obligations [Abstract]
Staff costs - Current service costs (note 41)	R$ 5,476	R$ 9,064	R$ 10,740
Interest and similar income and expenses - Interest cost (net) (notes 33 and 34)	99,575	38,064	124,469
Interest and similar income and expenses - Interest on unrecognized assets (notes 33 and 34)	0	14,608	0
Other movements	0	55,943	27
Total	R$ 105,051	R$ 117,679	R$ 135,236